Schedule of Investments (unaudited)	iShares® Blockchain and Tech ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Capital Markets — 13.9%
Allfunds Group PLC	5,247	$29,246
Bitcoin Group SE	2,401	132,237
Coinbase Global Inc., Class A(a)	10,397	2,310,525
Galaxy Digital Holdings Ltd.(a)	33,940	396,448
Robinhood Markets Inc.(a)	5,816	132,081
SBI Holdings Inc.	3,100	78,680
Voyager Digital Ltd.(a)(b)	57,043	1
		3,079,218
Financial Services — 9.0%
Block Inc.(a)	6,453	416,154
Mastercard Inc., Class A	1,991	878,349
PayPal Holdings Inc.(a)	12,231	709,765
		2,004,268
Insurance — 0.3%
Poste Italiane SpA(c)	5,336	67,898

Interactive Media & Services — 0.4%
LY Corp.	32,700	78,960

IT Services — 9.1%
Core Scientific Inc.(a)(d)	109,276	1,016,267
DXC Technology Co.(a)	2,178	41,578
International Business Machines Corp.	5,012	866,825
NTT Data Group Corp.	6,700	98,979
		2,023,649
Media — 0.4%
Fox Corp., Class A, NVS	2,856	98,161

Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices Inc.(a)	5,034	816,565
Ambarella Inc.(a)	534	28,809
Amlogic Shanghai Co. Ltd.	3,067	24,793
Nvidia Corp.	7,018	867,004
		1,737,171
Software — 57.5%
Bit Digital Inc.(a)(d)	146,862	467,021
Bitdeer Technologies Group, NVS(a)(d)	16,865	173,035
Bitfarms Ltd/Canada(a)(d)	366,022	940,676
Cipher Mining Inc.(a)	219,116	909,331
Cleanspark Inc.(a)(d)	163,004	2,599,914
Security	Shares	Value

Software (continued)
Hive Digital Technologies Ltd., NVS(a)(d)	127,532	$392,799
Hut 8 Corp., NVS(a)	96,835	1,451,557
Iris Energy Ltd.(a)	88,583	1,000,102
Marathon Digital Holdings Inc.(a)(d)	131,749	2,615,218
Northern Data AG(a)	3,792	96,133
Riot Platforms Inc.(a)(d)	98,110	896,725
Terawulf Inc.(a)(d)	274,777	1,222,758
		12,765,269
Technology Hardware, Storage & Peripherals — 1.5%
Canaan Inc., ADR(a)(d)	322,400	322,335
GRG Banking Equipment Co. Ltd., Class A	12,300	17,584
		339,919

Total Long-Term Investments — 99.9%
(Cost: $14,957,666)		22,194,513

Short-Term Securities

Money Market Funds — 30.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(e)(f)(g)	6,822,826	6,824,873
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	30,000	30,000

Total Short-Term Securities — 30.8%
(Cost: $6,854,740)		6,854,873

Total Investments — 130.7%
(Cost: $21,812,406)		29,049,386

Liabilities in Excess of Other Assets — (30.7)%		(6,830,269)

Net Assets — 100.0%		$22,219,117

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Blockchain and Tech ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,894,621	$3,931,428	(a)	$—	$(760)	$(416)	$6,824,873	6,822,826	$23,127	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000	(a)	—	—	—	30,000	30,000	238		—
					$(760)	$(416)	$6,854,873		$23,365		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	09/20/24	$10	$76

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$21,570,002	$624,510	$1	$22,194,513

Schedule of Investments (unaudited) (continued)	iShares® Blockchain and Tech ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$6,854,873	$—	$—	$6,854,873
	$28,424,875	$624,510	$1	$29,049,386
Derivative Financial Instruments(a)
Assets
Equity Contracts	$76	$—	$—	$76

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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